UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

FIMCO Select Fund
Schedule of Investments at August 31, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 93.9%
	Auto Components: 1.9%
23,000	Superior Industries International, Inc.	$457,240

	Beverages: 5.0%
10,400	Anheuser-Busch Companies, Inc. [1]	513,760
13,000	The Coca-Cola Co. [1]	699,140
		1,212,900
	Capital Markets: 3.1%
28,500	Janus Capital Group, Inc. [1]	757,815

	Commercial Banks: 5.3%
18,900	Commerce Bancorp Inc.	694,197
21,900	National City Corp. [1]	589,329
		1,283,526
	Communications Equipment: 2.9%
22,000	Cisco Systems, Inc. *	702,240

	Electronic Equipment & Instruments: 0.6%
4,475	Tyco Electronics Ltd. *[1]	156,043

	Food & Staples Retailing: 8.6%
15,100	Costco Wholesale Corp. [1]	932,425
26,500	Wal-Mart Stores, Inc. [1]	1,156,195
		2,088,620
	Health Care Equipment & Supplies: 0.7%
4,475	Covidien Ltd. *	178,239

	Hotels, Restaurants & Leisure: 2.7%
25,700	Papa John's International, Inc. *	651,752

	Household Durables: 4.0%
41,835	Palm Harbor Homes, Inc. *	591,965
4,100	Whirlpool Corp.	395,281
		987,246
	Industrial Conglomerates: 0.8%
4,475	Tyco International, Ltd.	197,616

	Insurance: 10.1%
8,500	Arch Capital Group Ltd. *	610,555
279	Berkshire Hathaway, Inc. - Class B *	1,085,310
1,600	Markel Corp. *	761,056
		2,456,921
	Internet & Catalog Retail: 2.9%
20,600	eBay, Inc. *	702,460

	IT Services: 2.8%
36,200	The Western Union Co.	681,646

	Life Science Tools & Services: 2.2%
9,900	Thermo Electron Corp. *	536,877

	Loan Brokers: 3.6%
162,000	Delta Financial Corp.	879,660

	Machinery: 6.1%
15,000	FreightCar America, Inc.	679,500
9,450	PACCAR, Inc.	808,448
		1,487,948
	Media: 2.4%
780	The Washington Post Co. - Class B	597,207

	Oil & Gas: 9.0%
7,100	Chevron Corp.	623,096
11,800	ConocoPhillips [1]	966,302
7,000	Exxon Mobil Corp.	600,110
		2,189,508
	Personal Credit Institutions: 2.9%
20,800	First Marblehead Corp.	696,592

	Pharmaceuticals: 3.2%
12,500	Johnson & Johnson [1]	772,375

	Road & Rail: 2.0%
6,000	Burlington Northern Santa Fe Corp.	486,900

	Software: 3.0%
25,900	Microsoft Corp. [1]	744,107

	Specialty Retail: 8.1%
52,000	Borders Group, Inc. [1]	780,000
32,100	Carmax, Inc. *	727,386
19,400	Office Depot, Inc. *	474,330
		1,981,716
	TOTAL COMMON STOCKS
	(Cost $21,276,032)	22,887,154

	INVESTMENT COMPANIES: 22.9%
8,000	Energy Select Sector SPDR Fund [1]	558,640
17,600	Health Care Select Sector SPDR Fund [1]	605,440
5,700	IShares Dow Jones Healthcare Index Fund	391,704
5,700	IShares Dow Jones Technology Index Fund	345,249
18,200	Materials Select Sector SPDR Fund	716,170
25,500	Technology Select Sector SPDR Fund [1]	664,020
21,500	Utilities Select Sector SPDR Fund [1]	829,900
10,000	Vanguard Health Care Sector Index Fund [1]	596,000
11,300	Vanguard Information Technology Index Fund [1]	661,163
2,800	Vanguard Telecommunication Services Sector Index Fund	225,988
		5,594,274
	TOTAL INVESTMENT COMPANIES
	(Cost $4,901,280)	5,594,274

Contracts
	CALL OPTIONS PURCHASED: 0.5%
190	National City Corp.
	Expiration: January, 2009, Exercise Price: $35.00	19,000
170	Wal-Mart Stores, Inc.
	Expiration: January, 2009, Exercise Price: $45.00	95,200
		114,200
	TOTAL CALL OPTIONS PURCHASED
	(Cost $222,201)	114,200

Shares
	SHORT-TERM INVESTMENT: 0.4%
90,569	Fidelity Institutional Money Market Portfolio	90,569

	TOTAL SHORT-TERM INVESTMENT
	(Cost $90,569)	90,569

	TOTAL INVESTMENTS IN SECURITIES: 117.7%
	(Cost $26,490,082)	28,686,197
	Liabilities in Excess of Other Assets: (17.7)%	(4,310,792)
	TOTAL NET ASSETS: 100.0%	$24,375,405
*	Non-income producing security.
[1]	Portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.

FIMCO Select Fund
Schedule of Option Written at August 31, 2007 (unaudited)
Contracts		Value
	CALL OPTION
220	Cisco Systems, Inc.
	Expiration: January, 2008, Exercise Price $30.00	$83,600

	TOTAL OPTION WRITTEN
	(Premium received $34,094)	$83,000

FIMCO Select Fund
Schedule of Securities Sold Short at August 31, 2007 (unaudited)
Shares		Value

50,000	Consumer Discretionary Select Sector SPDR Fund	$1,861,146
15,800	Consumer Staples Select Sector SPDR Fund	425,020
58,000	Financial Select Sector SPDR Fund	1,957,500
		4,243,666

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,233,312)	$4,243,666

	The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows+:

	Cost of investments	$26,534,636
	Gross unrealized appreciation on long positions	$3,438,297
	Gross unrealized depreciation on long positions	(1,286,736)
	Net unrealized appreciation on long positions	$2,151,561
	Gross unrealized appreciation on short positions	$48,626
	Gross unrealized depreciation on short positions	(58,980)
	Net unrealized appreciation on short positions	$(10,354)
	Gross unrealized appreciation on options written	$0
	Gross unrealized depreciation on options written	(48,906)
	Net unrealized appreciation on options written	$(48,906)
	Net unrealized appreciation on investments	$2,092,301

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 25, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  October 30, 2007

* Print the name and title of each signing officer under his or her signature.